Trade and other receivables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables

18 Trade and other receivables

	Non-current	Current	Total	Non-current	Current	Total
	2017	2017	2017	2016	2016	2016
	US$m	US$m	US$m	US$m	US$m	US$m
Trade receivables (a)	1	2,314	2,315	-	2,283	2,283
Other receivables	526	820	1,346	347	880	1,227
Prepayment of tolling charges to jointly controlled entities (b)	269	-	269	267	-	267
Pension surpluses (note 44)	871	-	871	625	-	625
Amounts due from equity accounted units	-	30	30	-	31	31
Other prepayments	57	279	336	103	266	369
	1,724	3,443	5,167	1,342	3,460	4,802

(a)

At 31 December 2017, trade and other receivables are stated net of provisions for doubtful debts of US$55 million (2016: US$66 million). Amounts of US$38 million were impaired during the year, and US$11 million of unused provision reversed.

(b)	These prepayments will be charged to Group operating costs as processing takes place.

There is no material element of trade and other receivables that is interest-bearing.

The fair value of current trade and other receivables and the majority of amounts classified as non-current trade and other receivables approximates to their carrying value.

As of 31 December 2017, trade receivables of US$145 million (2016: US$230 million) were past due but not impaired. The ageing of these receivables is as follows:

	2017	2016
	US$m	US$m
less than 30 days overdue	122	196
between 30 and 60 days overdue	3	4
between 60 and 90 days overdue	17	7
more than 90 days overdue	3	23
	145	230

These relate to a number of customers for whom there is no recent history of default.

With respect to trade and other receivables that are neither impaired nor past due, there are no indications as of the reporting date that the debtors will not meet their payment obligations.

Rio Tinto plc [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables

C Trade and other receivables

Trade and other receivables includes US$9,114 million (31 December 2016: US$6,007 million), which is subject to interest based on LIBOR, is unsecured and repayable on demand.